dividends per share (Tables)	12 Months Ended
Dec. 31, 2018
dividends per share
Dividends per share

Years ended December 31	2018				2017
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283
Quarter 2 dividend	Jun. 8, 2018	0.5250	Jul. 3, 2018	315	Jun. 9, 2017	0.4925	Jul. 4, 2017	293
Quarter 3 dividend	Sep. 10, 2018	0.5250	Oct. 1, 2018	313	Sep. 8, 2017	0.4925	Oct. 2, 2017	292
Quarter 4 dividend	Dec. 10, 2018	0.5450	Jan. 2, 2019	326	Dec. 11, 2017	0.5050	Jan. 2, 2018	299
		$2.1000		$1,253		$1.9700		$1,167